27. FINANCIAL INSTRUMENTS (Details 4) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	CAD 2,437	CAD 2,548
Other long-term financial assets	83,531	35,687	[1]
Other current financial liabilities	26,355	58,992
Other long-term financial liabilities	58,831	81,252
Total	59,357	218		CAD 8,822
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	26,355	58,992
Other long-term financial liabilities	58,831	81,252
Level 2 [Member] | Interest rate floor [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets
Other long-term financial assets
Other current financial liabilities	(1)	(728)
Other long-term financial liabilities	(5,527)	(13,952)
Total	(5,528)	(14,680)
Level 2 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	162
Other long-term financial assets	18,945
Other current financial liabilities
Other long-term financial liabilities
Total	19,107
Level 2 [Member] | Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Other long-term financial assets
Other current financial liabilities		(33)
Other long-term financial liabilities
Total		(33)
Level 2 [Member] | Prepayment option [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets
Other long-term financial assets	45,778	14,931
Other current financial liabilities
Other long-term financial liabilities
Total	CAD 45,778	CAD 14,931

[1]	Other long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.